LEASE OBLIGATIONS (Details 1)	Oct. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 125,232
2023	113,729
2024	28,857
Total undiscounted operating lease payments	267,818
Less: imputed interest	13,153
Present value of operating lease liabilities	$ 254,665